CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details Narrative)	12 Months Ended
Jun. 26, 2021
Fair Value Disclosures [Abstract]
Description of concentrations of business and credit risk	There were no customers that comprised more than 10% of the Company’s revenue for the years ended June 27, 2020 and June 29, 2019.